BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS
1.	BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

Organization and Description of Business

Arch Therapeutics, Inc., (together with its subsidiary, the “Company”) was incorporated under the laws of the State of Nevada on September 16, 2009, under the name “Almah, Inc.” to pursue the business of distributing automobile spare parts online. Effective June 26, 2013, the Company completed a merger (the “Merger”) with Arch Biosurgery, Inc. (formerly known as Arch Therapeutics, Inc.), a Massachusetts corporation (“ABS”), and Arch Acquisition Corporation (“Merger Sub”), the Company’s wholly owned subsidiary formed for the purpose of the transaction, pursuant to which Merger Sub merged with and into ABS and ABS thereby became the wholly owned subsidiary of the Company. As a result of the acquisition of ABS, the Company abandoned its prior business plan and has changed its operations to the business of a life science medical device company. Subsequent to the Merger, we relocated our principal office to Wellesley, Massachusetts.

For financial reporting purposes, the Merger represented a “reverse merger”. ABS was deemed to be the accounting acquirer in the transaction and the predecessor of Arch. Consequently, the accumulated deficit and the historical operations that are reflected in the Company’s consolidated financial statements prior to the Merger are those of ABS. All share information has been restated to reflect the effects of the Merger. The Company’s financial information has been consolidated with that of ABS after consummation of the Merger on June 26, 2013, and the historical financial statements of the Company before the Merger have been replaced with the historical financial statements of ABS before the Merger in this report.

ABS was incorporated under the laws of Commonwealth of Massachusetts on March 6, 2006 as Clear Nano Solutions, Inc. On April 7, 2008, ABS changed its name to Arch Therapeutics, Inc. Effective upon the closing of the Merger, ABS changed its name from Arch Therapeutics, Inc. to Arch Biosurgery, Inc.

The Company has generated no operating revenues to date, and is devoting substantially all of its efforts toward product research and development. To date, the Company has principally raised capital through borrowings and the issuance of convertible debt and units consisting of common stock and warrants.

The Company expects to incur substantial expenses for the foreseeable future relating to the research, development and commercialization of its potential products. The Company does not have sufficient cash and cash equivalents to support its current operating plan. The Company will be required to raise additional capital, obtain alternative means of financial support, or both, in order to continue to fund operations. However, there can be no assurance that the Company will be successful in securing additional resources when needed on terms acceptable to the Company, if at all. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability of assets that might be necessary despite this uncertainty.

1.	DESCRIPTION OF BUSINESS

Arch Therapeutics, Inc., (together with its subsidiary, the “Company”) was incorporated under the laws of the State of Nevada on September 16, 2009, under the name “Almah, Inc.” to pursue the business of distributing automobile spare parts online. Effective June 26, 2013, the Company completed a merger (the “Merger”) with Arch Biosurgery, Inc. (formerly known as Arch Therapeutics, Inc.), a Massachusetts corporation (“ABS”), and Arch Acquisition Corporation (“Merger Sub”), the Company’s wholly owned subsidiary formed for the purpose of the transaction, pursuant to which Merger Sub merged with and into ABS and ABS thereby became the wholly owned subsidiary of the Company. As a result of the acquisition of ABS, the Company abandoned its prior business plan and has changed its operations to the business of a life science medical device company. Subsequent to the Merger, we relocated our principal office to Wellesley, Massachusetts.

For financial reporting purposes, the Merger represented a “reverse merger” rather than a business combination and ABS was deemed to be the accounting acquirer in the transaction and the predecessor of Arch. Consequently, the accumulated deficit and the historical operations that are reflected in the Company’s consolidated financial statements prior to the Merger are those of ABS. All share information has been restated to reflect the effects of the Merger. The Company’s financial information has been consolidated with that of ABS after consummation of the Merger on June 26, 2013, and the historical financial statements of the Company before the Merger have been replaced with the historical financial statements of ABS before the Merger in this report.

ABS was incorporated under the laws of Commonwealth of Massachusetts on March 6, 2006 as Clear Nano Solutions, Inc. On April 7, 2008, ABS changed its name to Arch Therapeutics, Inc. Effective upon the closing of the Merger, ABS changed its name from Arch Therapeutics, Inc. to Arch Biosurgery, Inc.

The Company has generated no operating revenues to date, and is devoting substantially all of its efforts toward product research and development. To date, the Company has principally raised capital through borrowings and the issuance of convertible debt and units consisting of common stock and warrants.

The Company expects to incur substantial expenses for the foreseeable future relating to the research, development and commercialization of its potential products. The Company does not have sufficient cash and cash equivalents to support its current operating plan. The Company will be required to raise additional capital, obtain alternative means of financial support, or both, in order to continue to fund operations. However, there can be no assurance that the Company will be successful in securing additional resources when needed on terms acceptable to the Company, if at all. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability of assets that might be necessary despite this uncertainty.